Fair Value Measurements (Details) - Schedule of Changes in Fair Value of the Public and Private Placements Warrants	12 Months Ended
Dec. 31, 2023 USD ($)
Public and Private Placements Warrants [Member]
Schedule of Changes in Fair Value of the Public and Private Placements Warrants [Line Items]
Liability at beginning of the period
Assumed in the Business Combination	4,408,250
Change in fair value	1,006,750
Liability at ending of the period	5,415,000
Earn-Out Liabilities [Member]
Schedule of Changes in Fair Value of the Public and Private Placements Warrants [Line Items]
Liability at beginning of the period
Assumed in the Business Combination	2,400,000
Change in fair value	(1,740,000)
Liability at ending of the period	$ 660,000